Net Income per Share Attributable to Common Stockholders - Summary of Common Stock Equivalents Excluded from Computation of Diluted Net Income Per Share (Detail) - shares shares in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Stock options
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive shares excluded from computation of earnings per share	15	467	270	451	119	248
Restricted Stock Units
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive shares excluded from computation of earnings per share	20	0	137	0
Preferred Stock Warrants
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive shares excluded from computation of earnings per share	245	245	245	245	245	245
Preferred Stock
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive shares excluded from computation of earnings per share	0	24,177	0	24,177	24,177	24,177